RETIREMENT BENEFITS - Level 3 Roll Forward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
U.S.
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Plan assets at fair value at beginning of year	$ 13,640
Plan assets at fair value at year end	13,296	$ 13,640
U.S. | Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Plan assets at fair value at beginning of year	58	76
Realized (losses)	(6)	(3)
Unrealized gains (losses)	2	3
Purchases, sales, and issuances	(25)	(18)
Transfers in and/or out of Level 3	0	0
Plan assets at fair value at year end	29	58
U.S. | Debt securities | Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Plan assets at fair value at beginning of year	0
Plan assets at fair value at year end	0	0
U.S. | Annuity contracts | Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Plan assets at fair value at beginning of year	1	1
Realized (losses)	0	0
Unrealized gains (losses)	0	0
Purchases, sales, and issuances	3	0
Transfers in and/or out of Level 3	0	0
Plan assets at fair value at year end	4	1
U.S. | Other investments | Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Plan assets at fair value at beginning of year	57	75
Realized (losses)	(6)	(3)
Unrealized gains (losses)	2	3
Purchases, sales, and issuances	(28)	(18)
Transfers in and/or out of Level 3	0	0
Plan assets at fair value at year end	25	57
Non-U.S.
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Plan assets at fair value at beginning of year	8,977
Plan assets at fair value at year end	8,657	8,977
Non-U.S. | Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Plan assets at fair value at beginning of year	319	290
Unrealized gains (losses)	4	24
Purchases, sales, and issuances	(1)	5
Transfers in and/or out of Level 3	0	0
Plan assets at fair value at year end	322	319
Non-U.S. | Debt securities | Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Plan assets at fair value at beginning of year	0	10
Unrealized gains (losses)	0	0
Purchases, sales, and issuances	0	(10)
Transfers in and/or out of Level 3	0	0
Plan assets at fair value at year end	0	0
Non-U.S. | Real estate | Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Plan assets at fair value at beginning of year	2	1
Unrealized gains (losses)	0	1
Purchases, sales, and issuances	0	0
Transfers in and/or out of Level 3	0	0
Plan assets at fair value at year end	2	2
Non-U.S. | Annuity contracts | Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Plan assets at fair value at beginning of year	5	5
Unrealized gains (losses)	0	0
Purchases, sales, and issuances	(3)	0
Transfers in and/or out of Level 3	0	0
Plan assets at fair value at year end	2	5
Non-U.S. | Other investments | Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Plan assets at fair value at beginning of year	312	274
Unrealized gains (losses)	4	23
Purchases, sales, and issuances	2	15
Transfers in and/or out of Level 3	0	0
Plan assets at fair value at year end	$ 318	$ 312